Right-of-use assets and Lease liabilities - Additional Disclosures Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Interest expense on lease liabilities	$ 17	$ 15	$ 13
Expense on short-term, low value and variable leases	3	3	7
Total cash outflows for leases	99	87	92
Lease liability payments	79	69	72
Interest payments	17	15	13
Short-term, low value and variable lease payments	$ 3	$ 3	$ 7